Label	Element	Value
FIERA CAPITAL INTERNATIONAL EQUITY FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIERA CAPITAL INTERNATIONAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which will not be reflected in annual fund operating expenses or in the example above, will reduce the Fund's performance. During the fiscal period ended March 31, 2018, the Fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Since the waivers and/or reimbursements shown in the "Annual Fund Operating Expenses" table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on these assumptions your costs at the end of each period would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Fiera Capital Inc. (the "Adviser") seeks to achieve the Fund's investment objective by investing in a portfolio of international equities. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issuers with market capitalization in excess of $1 billion.

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the United States, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company's securities are principally traded on such country's exchange or (ii) the company's securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe. Equity securities include common stock, preferred stock, convertible securities and depositary receipts.

In addition, the Fund may enter into forward currency contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in securities issued by other investment companies.

In pursuing the Fund's investment objective, the Adviser employs a bottom-up stock selection approach which results in a portfolio generally ranging from 25 to 45 companies. A bottom-up stock selection approach focuses on the analysis of individual stocks (microeconomic factors) as opposed to the significance of economic cycles and market cycles (macroeconomic factors).

The Adviser looks for companies that have growth potential that are believed to be trading at attractive valuations. In doing so, the Adviser focuses on companies believed by the portfolio management team to have the following characteristics, among others:

  Sustainable competitive advantage in an industry with high barriers to entry;

  Attractive industry with pricing power, organic growth and limited cyclicality;

  Strong management teams with sound corporate governance;

  History of stable profit margins;

  Solid balance sheet with low leverage; and

  Attractive valuation with a stock price below intrinsic value.

In evaluating whether to sell a security, the Adviser considers, among other factors, whether in its view the company no longer continues to meet the standards described above and/or the Adviser believes there are more attractive opportunities available for investment by the Fund.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the United States, including emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund's investments are subject to a variety of risks that may cause the Fund's net asset value ("NAV") to fluctuate over time. Therefore, the value of your investment in the Fund could decline and you could lose money. Also, there is no assurance that the Adviser will achieve the Fund's objective.

As an investor in the Fund, your investment is subject to the following risks:

  Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

  Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

  Depositary Receipts Risk. Depositary receipts are issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts ("ADRs"). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with investing in the particular country of an issuer, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights, may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

  Derivatives – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. The Fund is exposed to a greater level of default risk and counterparty risk as a result of investing in forward contracts, which are generally traded over-the-counter. Forward contracts can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

  Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk (below). In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. The Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries.

  Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.

  Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

  Geographic Focus Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors' debt problems of a single European Union (the "EU") country can pose significant economic risks to the EU as a whole. As a result, the Fund's NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world.

  Investments in Other Investment Companies Risk. The Fund's investments in securities issued by other open-end investment companies, closed-end funds, exchange traded funds, Undertakings for Collective Investment in Transferable Securities ("UCITS") funds and business development companies ("Other Investment Companies") subject the Fund indirectly to the underlying risks of the Other Investment Companies. Investments in the securities of Other Investment Companies involve duplication of advisory fees and certain other expenses. By investing in Other Investment Companies, the Fund becomes a shareholder of that investment company. As a result, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund's shareholders directly bear in connection with the Fund's own operations.

  Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

  Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund's ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. The Fund may have to accept a lower selling price for the holding, sell other, liquid or more liquid, investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund's investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.

  Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise.

  Non–Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

  Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

  Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

  Small– and Mid–Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Fund could decline and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it will invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information: Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund's average annual returns over various periods compare with those of its index).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund's average annual returns over various periods compare with those of its index).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations.
FIERA CAPITAL INTERNATIONAL EQUITY FUND | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	523
5 Years	rr_ExpenseExampleYear05	945
10 Years	rr_ExpenseExampleYear10	$ 2,120
FIERA CAPITAL INTERNATIONAL EQUITY FUND | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.00%
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	814
10 Years	rr_ExpenseExampleYear10	$ 1,849
FIERA CAPITAL INTERNATIONAL EQUITY FUND | Class Z
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.55%
Total Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.80%
1 Year	rr_ExpenseExampleYear01	$ 82
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	795
10 Years	rr_ExpenseExampleYear10	$ 1,833

[1]	"Other Expenses" are based on actual Other Expenses incurred by the Fund for its fiscal year ended March 31, 2018, but exclude organizational costs.
[2]	The Fund's investment adviser, Fiera Capital Inc., and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") described in detail under "Investment Adviser," pursuant to which the Adviser (or an affiliate of the Adviser) agrees to pay or absorb certain expenses of the Fund to the extent necessary so that the total expense ratio of the Fund does not exceed 1.25%, 1.00% and 0.80% of the average daily net assets for the Investor Class Shares, Institutional Class Shares and Class Z Shares, respectively. The Expense Limitation Agreement will remain in effect through December 31, 2019, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of this Prospectus. In consideration of the Adviser's agreement to limit the Fund's expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause the Fund's ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture.